Other Receivables (Details) - Schedule of account reactivation fees receivable and related allowance - Other Receivables, Account Reactivation Fees [Member] - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Financing Receivable, Allowance for Credit Loss [Line Items]
Account reactivation fees receivable, gross			$ 1,190,447	$ 3,016,514
Total allowance for uncollectible accounts	$ (736,491)	$ (1,794,960)	(980,713)	(1,691,071)
Account reactivation fees receivable, net	137,010		209,734	1,325,443
Balance at start of period	(980,713)	(1,691,071)	(1,691,071)	(1,071,588)
Provision	(516,319)	(2,320,268)	(7,588,253)	(6,128,851)
Charge-offs, net of recoveries totaling $1,252,437 and $1,273,319, respectively	$ (997,683)	$ (2,543,447)	$ 8,298,611	$ 5,509,368